Trade and Other Payables Trade Payables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade payables aging [Line Items]
Trade payables	$ 33	$ 40	[1]
0 - 30 days
Trade payables aging [Line Items]
Trade payables	27	29
31 - 60 days
Trade payables aging [Line Items]
Trade payables	3	5
61 - 90 days
Trade payables aging [Line Items]
Trade payables	2	3
Over 90 days
Trade payables aging [Line Items]
Trade payables	$ 1	$ 3

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.